General (Details) - USD ($) $ in Thousands	1 Months Ended
	Jul. 31, 2015	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
GOODWILL		$ 622,654	$ 504,611
NiceSystems
Business Acquisition [Line Items]
Net tangible assets and liabilities assumed (current and non-current)	$ (10,287)
GOODWILL	111,142
Consideration Transferred	154,382
Technology | NiceSystems
Business Acquisition [Line Items]
Technology	$ 31,997
Expected useful lives	7 years 6 months
IPR&D | NiceSystems
Business Acquisition [Line Items]
Technology	$ 714
Expected useful lives	2 years 6 months
Customer relationships | NiceSystems
Business Acquisition [Line Items]
Technology	$ 9,127
Expected useful lives	8 years 6 months
Backlog | NiceSystems
Business Acquisition [Line Items]
Technology	$ 11,689
Expected useful lives	5 years 6 months